NATURE OF OPERATIONS BASIS OF PRESENTATION GOING CONCERN AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022
NATURE OF OPERATIONS, BASIS OF PRESENTATION, GOING CONCERN, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Both Basic and Diluted Earnings Per Share
	January 31, 2023	April 30, 2022
Warrants to purchase common stock - *	4,343,077,822	62,970,000
Options to purchase common stock	1,200,000	1,200,000
Conversion of convertible unsecured promissory notes - *	967,374,035	20,782,211
Conversion of convertible secured promissory notes - *	1,901,121,478	11,586,275
Total	7,212,773,335	96,538,486

	2022	2021
Warrants to purchase common stock	62,970,000	1,500,000
Options to purchase common stock	1,200,000	1,200,000
Conversion of convertible unsecured promissory notes	20,782,211	21,110,215
Conversion of convertible secured promissory notes	11,586,275	14,130,497
Total	96,538,486	37,940,712

Summary of Assets and Liabilities Measured at Fair Value on a Recurring and Non-Recurring Basis
Conversion Option Liability
Balance – April 30, 2022	$197,508
Initial value of conversion option liability	3,060,580
Gain from change in the fair value of conversion option liability	(1,898,594)
Balance – January 31, 2023	$1,359,494
Warrant Derivative Liability
Balance – April 30, 2022	$-
Initial value of warrant derivative liability	4,680,013
Gain from change in the fair value of warrant derivative liability	(1,932,624)
Balance – January 31, 2023	$2,747,389

Embedded Conversion Option Liability
Balance – April 30, 2021	$208,503
Gain from change in the fair value of conversion option liability	(10,995)
Balance – April 30, 2022	$197,508
Embedded Conversion Option Liability
Balance – April 30, 2020	$645,055
Reduction in fair value of conversion option liability for conversion of promissory note	(30,795)
Gain from change in the fair value of conversion option liability	(405,757)
Balance – April 30, 2021	$208,503

Schedule of Conversion Option Liability
	Carrying Value at January 31,	Fair Value Measurements at January 31, 2023
	2023	Level 1	Level 2	Level 3

Conversion option liability	$1,359,494	$-	$-	$1,359,494
Warrant derivative liability	$2,747,389	$-	$-	$2,747,389
	Carrying Value at April 30,	Fair Value Measurements at April 30, 2022
	2022	Level 1	Level 2	Level 3

Conversion option liability	$197,508	$-	$-	$197,508

	April 30,	Fair Value Measurements at April 30, 2022
	2022	Level 1	Level 2	Level 3
Conversion option liability	$197,508	$-	$-	$197,508
	April 30,	Fair Value Measurements at April 30, 2021
	2021	Level 1	Level 2	Level 3
Conversion option liability	$208,503	$-	$-	$208,503